Financial risk management (Tables)	12 Months Ended
Mar. 31, 2025
Financial Risk Management [Abstract]
Disclosure of credit risk exposure	The exposure to credit risk of the Company is as follows:

	As of March 31, 2024
(In millions)	Impairment loss allowance measured at lifetime expected credit losses
	Not credit- impaired	Credit- impaired	Total
Gross carrying amount
Cash and cash equivalents	¥10,837	¥—	¥10,837
Cash segregated as deposits	59,256	—	59,256
Crypto assets held (current assets)(1)	817	—	817
Customer accounts receivable	719	—	719
Other financial assets(2)	651	0	651
Total gross carrying amount	72,280	0	72,280
Impairment loss allowance	—	(0)	(0)
Total net carrying amount	¥72,280	¥0	¥72,280

	As of March 31, 2025
(In millions)	Impairment loss allowance measured at lifetime expected credit losses
	Not credit- impaired	Credit- impaired	Total
Gross carrying amount
Cash and cash equivalents	¥8,584	¥—	¥8,584
Cash segregated as deposits	51,655	—	51,655
Crypto assets held (current assets)(1)	370	—	370
Customer accounts receivable	1,086	—	1,086
Other financial assets(2)	495	0	495
Total gross carrying amount	62,190	0	62,190
Impairment loss allowance	—	(0)	(0)
Total net carrying amount	¥62,190	¥0	¥62,190
____________
(1) Crypto assets held (current assets) mainly consist of crypto assets deposited with third-party exchanges.
(2) Other financial assets mainly consist of deposits and guarantee deposits as well as trade receivables. See
Note 15 “Other financial assets.”

Disclosure of reconciliation of changes in loss allowance	Changes in allowance for doubtful receivables for other financial assets are as follows:

	As of March 31,
(In millions)	2024	2025
Balance at beginning of period	¥—	¥0
Increase	0	0
Balance at end of period	¥0	¥0

Disclosure of maturity analysis for financial assets held for managing liquidity risk	The maturity analysis of financial liabilities and the corresponding financial assets for managing liquidity risk are as follows. Cryptocurrencies for facilitating customer transactions are included in the following tables. The contractual cash flows below reflect cash flows presented on an undiscounted cash flow basis, including contractual interest payments.
As of March 31, 2024

(In millions)	Carrying amount	Contractu al cash flows	Within one year	From one year to two years	From two years to three years	From three years to four years	From four years to five years	More than five years
Crypto asset borrowings	¥44,020	¥44,020	¥44,020	¥—	¥—	¥—	¥—	¥—
Other financial liabilities
- Lease liabilities	1,661	1,687	394	384	356	356	197	—
- Derivative liabilities	1	1	1	—	—	—	—	—
- Other(1)	821	821	821	—	—	—	—	—
Total Other financial liabilities	2,483	2,509	1,216	384	356	356	197	—

Cash and cash equivalents	10,837	10,837	10,837	—	—	—	—	—
Crypto assets held	44,207	44,207	44,207	—	—	—	—	—
As of March 31, 2025

(In millions)	Carrying amount	Contractu al cash flows	Within one year	From one year to two years	From two years to three years	From three years to four years	From four years to five years	More than five years
Crypto asset borrowings	¥44,479	¥44,479	¥44,479	¥—	¥—	¥—	¥—	¥—
Other financial liabilities
- Borrowings	751	751	751	—	—	—	—	—
- Lease liabilities	1,277	1,293	384	356	356	197	—	—
- Derivative liabilities	—	—	—	—	—	—	—	—
- Other(1)	1,699	1,699	1,699	—	—	—	—	—
Total Other financial liabilities	3,727	3,743	2,834	356	356	197	—	—

Cash and cash equivalents	8,584	8,584	8,584	—	—	—	—	—
Crypto assets held	44,680	44,680	44,680	—	—	—	—	—
____________
(1) Other financial liabilities mainly consist of accrued expenses, and other payables.